CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss)		$ 2,829	$ 1,076	$ 93
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		40	(69)	(214)
Net investment and cash flow hedges		3	319	132
Taxes on the above items		19	(37)	(13)
Reclassification to profit or loss		(71)	(13)	46
Other comprehensive income that will be reclassified to profit or loss, net of tax		(9)	200	(49)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		(1)	13	264
Fair value through OCI		(21)	0	0
Taxes on revaluation of pension obligations		0	4	(12)
Total other comprehensive income		(31)	217	203
Comprehensive income (loss)		2,798	1,293	296
Attributable to:
Brookfield Business Partners	[1]	513	984	83
Non-controlling interests		$ 2,285	$ 309	$ 213

[1]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.